Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable from third-part customers	$ 2,742,403	$ 3,208,916
Less: allowances for doubtful accounts	(2,105,670)	(2,146,679)
Total accounts receivable from third-party customers, net	636,733	1,062,237
Add: accounts receivable, net, related parties	105,694	108,188
Accounts receivable, net	$ 742,427	$ 1,170,425